Commitments and Contingencies (Details) (USD $)	Dec. 31, 2013
Schedule of Minimum Rental Payments for Operating Leases [Abstract]
2014	$ 141,000
2015	129,000
2016	121,000
2017	36,000
2018	$ 36,000